MERGER AND ACQUISITIONS - Estimated Fair Values of Major Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	May 28, 2013 GQ [Member]	Sep. 29, 2012 Niscayah [Member]	Sep. 29, 2012 Niscayah [Member] Trade names	Sep. 29, 2012 Niscayah [Member] Customer relationships	Sep. 29, 2012 Niscayah [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			$ 3.5	$ 21.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables				178.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory				55.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets				45.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				32.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			34.2		6.0	350.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets				43.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable				(55.8)
Business Acquisition Purchase Price Allocation Deferred Income Tax Liabilities Noncurrent				(143.5)
Total identifiable net assets			(36.2)	(74.8)			(202.9)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other				(253.9)
Goodwill	7,565.3	7,015.5	50.2	921.0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				$ 995.8